Taxation - Schedule of composition of income tax expense/(benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Taxation
Current income tax expenses	¥ 55,217		¥ 55,738	¥ 81,797
Withholding income tax expenses	9,473		17,836	22,284
Deferred tax benefits	(47,545)	$ (6,799)	(110,118)	(25,376)
Total	¥ 17,145	$ 2,452	¥ (36,544)	¥ 78,705